Non-interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Net fee income
Facility fees	$ 376	$ 359	$ 338
Facility fees, percentage movement from prior period	5.00%
Facility fees, percentage movement from same period in prior year	11.00%
Transactions fees	$ 562	557	589
Transactions fees, percentage movement from prior period	1.00%
Transactions fees, percentage movement from same period in prior year	(5.00%)
Other non-risk fee income	$ 77	86	68
Other non-risk fee income, percentage movement from prior period	(10.00%)
Other non-risk fee income percentage movement from same period in prior year	13.00%
Fee income	$ 1,015	1,002	995
Fee income, percentage movement from prior period	1.00%
Fee income, percentage movement from same period in prior year	2.00%
Credit card loyalty programs	$ (72)	(72)	(81)
Credit card loyalty programs, percentage movement from same period in prior year	(11.00%)
Transaction fee related expenses	$ (101)	(112)	(87)
Transaction fee related expenses, percentage movement from prior period	(10.00%)
Transaction fee related expenses, percentage movement from same period in prior year	16.00%
Fee expenses	$ (173)	(184)	(168)
Fee expenses, percentage movement from prior period	(6.00%)
Fee expenses, percentage movement from same period in prior year	3.00%
Net fees	$ 842	818	827
Net fees, percentage movement from prior period	3.00%
Net fees, percentage movement from same period of prior year	2.00%
Net wealth management	$ 218	215	347
Net wealth management, percentage movement from prior period	1.00%
Net wealth management, percentage movement from same period in prior year	(37.00%)
Trading	$ 363	330	387
Trading, percentage movement from prior period	10.00%
Trading, percentage movement from same period in prior year	(6.00%)
Other
Dividends received from other entities	$ 1	1
Net gain/(loss) on disposal of assets	(3)
Net gain/(loss) on derivatives held for risk management purposes	5	1
Net gain/(loss) on financial instruments measured at fair value	$ 18	49	29
Net gain/(loss) on financial instruments measured at fair value, percentage movement from prior period	(63.00%)
Net gain/(loss) on financial instruments measured at fair value, percentage movement from same period in prior year	(38.00%)
Net gain/(loss) on disposal of controlled entities and other businesses			268
Net gain/(loss) on disposal of controlled entities, percentage movement from same period in prior year	(100.00%)
Other	$ 19	24	32
Other, percentage movement from prior period	(21.00%)
Other, percentage movement from same period in prior year	(41.00%)
Total other income	$ 40	75	329
Total other income, percentage movement from prior period	(47.00%)
Total other income, percentage movement from same period of prior year	(88.00%)
Total non-interest income	$ 1,463	1,438	1,890
Total non-interest income, percentage movement from prior period	2.00%
Total non-interest income, percentage movement from same period in prior year	(23.00%)
Addition to non-interest income related to remediation costs			8
Reduction of non-interest income related to remediation costs	$ 5	$ 60
AAML
Other
Net gain/(loss) on disposal of controlled entities and other businesses			$ 243